INCOME TAX	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAX
NOTE 12 - INCOME TAX
The current and deferred components of income tax are as follows:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Current tax expense	(32)	(30)	(26)
Deferred tax expense	14	(2)	(54)
Total income tax expense	(18)	(32)	(80)

Using a composite statutory income tax rate applicable by tax jurisdiction, the income tax can be reconciled as follows:

(in millions of Euros)	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Income before income tax	82	222	49
Composite statutory income tax rate applicable by tax jurisdiction	30.3%	24.1%	31.9%
Income tax expense calculated at composite statutory tax rate applicable by tax jurisdiction	(25)	(53)	(16)
Tax effect of:
Changes in recognized and unrecognized deferred tax assets (A)	(10)	30	(61)
Change in tax laws and rates (B)	21	—	(11)
Other	(4)	(9)	8
Income tax expense	(18)	(32)	(80)
Effective income tax rate	22%	14%	163%

(A)
For the year ended December 31, 2018, changes mainly relate to non-recurring transactions, especially the gain on the sale of the North Building of the Sierre plant and termination of an existing lease agreement, that generated a significant taxable profit compensated by the use of previously unrecognized tax losses carried forward. For the year ended December 31, 2017, changes mainly relate to unrecognized tax losses carried forward.

(B)
For the year ended December 31, 2019, the change in tax laws and rates relates mainly to the application of the Swiss Federal Tax Reform voted in May 2019 and enacted in the Canton where one of our entities is located. For the year ended December 31, 2017, the change in tax laws and rates relates mainly to the decrease in the U.S. income tax rate from 40% to 27% for €16 million and to the gradual decrease in the French tax rate to 25.82% starting 2022.

Our composite statutory income tax rate of 30.3% for the year ended December 31, 2019, 24.1% for the year ended December 31, 2018 and 31.9% for the year ended December 31, 2017 resulted from the statutory tax rates (i) in the United States of 26% in 2019 and 2018, and 40% in 2017, (ii) in France of 34.43% in 2019 and 2018, and 39.2% in 2017 (iii) in Germany of 29%, for each of the last three years (iv) in the Netherlands of 25%, for each of the last three years and (v) in Czech Republic of 19%, for each of the last three years.
The variation in our composite tax rate mainly results from the geographical mix of our pre-tax results.
The increase in our composite tax rate from 24.1% in 2018 to 30.3% in 2019 is mostly related to the gain on the sale of the North Building of the Sierre plant in Switzerland in 2018. The decrease in our composite tax rate from 31.9% in 2017 to 24.1% in 2018 is mostly related to the gain on the sale of the North Building of the Sierre plant.
NOTE 20 - DEFERRED INCOME TAXES

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Deferred income tax assets	185	163
Deferred income tax liabilities	(24)	(22)
Net deferred income tax assets	161	141

The following tables show the changes in net deferred income tax assets / (liabilities) for the years ended December 31, 2019 and 2018.

(in millions of Euros)	At January 1, 2019	Acquisitions	Recognized in		FX and reclassifications	At December 31, 2019
			Profit or loss	OCI
Long-term assets	(94)	1	(3)	—	(3)	(99)
Inventories	5	—	2	—	1	8
Pensions	116	—	(4)	13	2	127
Derivative valuation	12	—	(8)	2	—	6
Tax losses carried forward (A)	61	—	27	—	(13)	75
Other (B)	41	2	—	—	1	44
Total	141	3	14	15	(12)	161

(A)	The reclassifications resulted primarily from the adoption of IFRIC 23.

(B)	Other results mainly from non-deductible provisions and interest.

(in millions of Euros)	At January 1, 2018	Recognized in		FX	At December 31, 2018
		Profit or loss	OCI
Long-term assets	(76)	(15)	—	(3)	(94)
Inventories	4	1	—	—	5
Pensions	130	(12)	(7)	5	116
Derivative valuation	(20)	22	8	2	12
Tax losses carried forward	78	(13)	—	(4)	61
Other (A)	23	15	—	3	41
Total	139	(2)	1	3	141

(A)	Other results mainly from non-deductible provisions and interest.
Recognized Deferred Tax Assets
Some deferred tax assets in respect of temporary differences and tax losses unused were recognized without being offset by deferred tax liabilities. In accordance with the accounting policies described in Note 2.6 of the Consolidated Financial Statements, a detailed assessment was performed based on expected future performance and taxable income. It concludes that it is more likely than not that the net deferred tax asset balance of €161 million (€141 million at December 31, 2018) will be recoverable.

Unrecognized Deferred Tax Assets
Based on the expected taxable income of the entities, the Group believes that it is more likely than not that a total of €1,009 million (€1,257 million at December 31, 2018) of unused tax losses and deductible temporary differences, will not be used. Consequently, net deferred tax assets have not been recognized. The related tax impact of €259 million (€321 million at December 31, 2018) is attributable to the following:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Expiring within 5 years	(2)	(45)
Expiring after 5 years and limited	(62)	(89)
Unlimited	(20)	(19)
Tax losses	(84)	(153)
Long-term assets	(104)	(107)
Pensions	(20)	(18)
Other	(51)	(43)
Deductible temporary differences	(175)	(168)
Total	(259)	(321)

Substantially all of the tax losses not expected to be used reside in the United States as of December 31, 2019.
As of December 31, 2018, the holding company in the Netherlands was not expecting to generate sufficient qualifying taxable profits in a foreseeable future to utilize its tax losses. At December 31, 2019, these tax losses were forfeited following the transfer of the head office from the Netherlands to France.
The tax loss carryforwards limited to 20 years generated at one of our main operating entities in the United States are not expected to be utilized. Although this entity is expected to be profitable in the medium or long-term, considering notably the anticipated development of the Automotive Body Sheet business, it has significant non-cash depreciation and financial interest expenses that will result in generating additional tax losses in the coming years. Accordingly, it is not probable that the entity will be able to use at its level, given the absence of an overall U.S. tax group, these tax losses before they expire. Consequently, the related deferred tax assets have not been recognized.
At December 31, 2019 and 2018, most of the unrecognized deferred tax assets on deductible temporary differences on long-term assets and other differences relate to the U.S. An assessment has been performed on the recoverability of the deferred tax assets on deductible temporary differences. The related deferred tax assets on long term assets and on other differences have not been recognized.